UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8568

John Hancock Financial Opportunities Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock INVESTMENTS

John Hancock Financial Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2013

Ticker | BTO

Financial Opportunities Fund
As of 7-31-13 (Unaudited)

	Shares	Value

Common Stocks 102.0% (83.7% of Total Investments)		$433,669,376

(Cost $337,939,771)

Financials 102.0%		433,669,376

Capital Markets 3.1%
KKR & Company LP	128,055	2,618,717
The Blackstone Group LP	98,870	2,229,519
The Carlyle Group LP (Z)	299,523	8,383,649

Commercial Banks 80.9%
1st Source Corp.	7,787	212,429
1st United Bancorp, Inc. (Z)	450,221	3,502,719
Access National Corp.	51,655	786,706
Ameris Bancorp (I)(Z)	243,266	4,682,871
Anchor Bancorp, Inc. (I)	88,416	1,492,462
Avenue Bank (I)(R)	300,000	2,114,027
Avidbank Holdings (I)(R)	200,000	2,075,800
Bank of Marin Bancorp, Class A	3,175	133,826
Bar Harbor Bankshares (Z)	53,347	2,094,403
BB&T Corp. (Z)	387,599	13,833,408
Bond Street Holdings LLC, Class A (I)(S)(Z)	284,903	3,988,642
Bond Street Holdings, Inc., Class B (I)(S)	6,901	96,614
Bridge Capital Holdings (I)(Z)	150,564	2,482,800
Bryn Mawr Bank Corp.	80,000	2,236,800
BSB Bancorp, Inc. (I)(Z)	177,195	2,445,291
Camden National Corp.	36,776	1,430,954
Centerstate Banks, Inc.	176,994	1,745,161
Chemical Financial Corp.	49,753	1,485,625
City Holding Company (Z)	39,363	1,742,206
Comerica, Inc. (Z)	238,647	10,152,043
Commerce Bancshares, Inc. (Z)	66,613	3,039,551
Community National Bank/Great Neck NY (I)	50,000	697,500
ConnectOne Bancorp, Inc. (I)	21,761	693,305
CU Bancorp (I)	91,813	1,629,681
Cullen/Frost Bankers, Inc. (Z)	235,579	16,971,111
DNB Financial Corp.	78,515	1,408,559
Eastern Virginia Bankshares, Inc. (I)(R)	163,587	881,566
Eastern Virginia Bankshares, Inc. (I)	104,950	624,453
Evans Bancorp, Inc.	69,760	1,361,018
Fifth Third Bancorp (Z)	452,067	8,693,248
First Bancorp, Inc. Maine (Z)	266,499	4,770,332
First Community Corp.	136,228	1,437,205
First Connecticut Bancorp, Inc.	10,112	151,680
First Financial Bancorp	139,115	2,241,143
First Financial Holdings, Inc.	82,458	4,571,469
First Horizon National Corp. (Z)	180,033	2,219,807
First Merchants Corp.	118,683	2,221,746
First Security Group, Inc. (I)(R)	1,192,189	2,849,332
First Southern Bancorp, Inc., Class B (Florida) (I)	78,390	450,743
Firstbank Corp.	45,424	730,418
FirstMerit Corp. (Z)	196,902	4,414,543
Flushing Financial Corp. (Z)	192,160	3,643,354
FNB Corp. (Z)	767,513	9,701,364
Glacier Bancorp, Inc. (Z)	223,556	5,441,353
Guaranty Bancorp	22,818	286,138
Hamilton State Bancshares (I)(R)	350,000	2,616,992
Hancock Holding Company (Z)	245,752	8,050,836

1

Financial Opportunities Fund
As of 7-31-13 (Unaudited)

	Shares	Value

Financials (continued)

Heritage Commerce Corp. (I)(Z)	387,733	$2,849,838
Heritage Financial Corp.	134,466	2,136,665
Heritage Oaks Bancorp (I)(Z)	650,719	4,327,281
Independent Bank Corp. - Massachusetts (Z)	195,961	7,297,588
Intermountain Community Bancorp (I)	115,108	1,651,800
Intervest Bancshares Corp. (I)	2,400	2,891,592
M&T Bank Corp. (Z)	102,651	11,995,796
MB Financial, Inc. (Z)	183,150	5,271,057
Monarch Financial Holdings, Inc.	162,521	1,777,980
NewBridge Bancorp (I)	207,422	1,698,786
Northrim BanCorp, Inc.	77,232	1,970,961
Pacific Continental Corp.	183,645	2,264,343
PacWest Bancorp (Z)	41,762	1,479,210
Park National Corp. (Z)	42,113	3,322,716
Park Sterling Corp. (Z)	585,931	3,925,738
Peoples Bancorp, Inc.	64,573	1,452,247
PNC Financial Services Group, Inc. (Z)	213,742	16,255,079
Prosperity Bancshares, Inc. (Z)	127,654	7,534,139
Sandy Spring Bancorp, Inc.	54,695	1,336,746
Sierra Bancorp	140,000	2,209,200
Simmons First National Corp., Class A	28,116	768,973
Southern First Bancshares, Inc. (I)	57,450	759,489
Southwest Bancorp, Inc. (I)	110,118	1,647,365
State Bank Financial Corp.	103,998	1,659,808
Suffolk Bancorp (I)(Z)	135,334	2,456,312
Sun Bancorp, Inc. (I)	550,598	1,827,985
SunTrust Banks, Inc. (Z)	309,973	10,783,961
Swedbank AB, Class A	216,597	5,205,357
Talmer Bancorp, Inc. (I)(S)	896,300	9,189,980
Trico Bancshares (Z)	202,536	4,386,930
Trustmark Corp. (Z)	123,537	3,331,793
U.S. Bancorp (Z)	445,489	16,625,649
Union First Market Bankshares Corp. (Z)	161,746	3,574,587
United Bancorp, Inc. (I)	317,968	1,844,214
United Bankshares, Inc.	74,856	2,119,922
VantageSouth Bancshares Inc (I)	123,408	623,210
Virginia Heritage Bank (I)	43,877	702,032
Washington Banking Company	67,556	982,940
Washington Trust Bancorp, Inc. (Z)	123,905	4,007,088
Wells Fargo & Company	383,112	16,665,372
WesBanco, Inc. (Z)	137,003	4,034,738
Westamerica Bancorp. (Z)	25,066	1,202,917
Westbury Bancorp Inc (I)	46,043	626,185
Wilshire Bancorp, Inc. (Z)	618,257	5,434,479
Yadkin Financial Corp. (I)(Z)	188,570	2,939,806
Zions Bancorporation	211,893	6,280,509

Diversified Financial Services 5.0%
Bank of America Corp. (Z)	420,555	6,140,103
JPMorgan Chase & Company (Z)	274,274	15,285,290

Insurance 0.8%
Gjensidige Forsikring ASA	210,539	3,259,596

Real Estate Investment Trusts 0.7%
Campus Crest Communities, Inc.	31,500	357,525
Digital Realty Trust, Inc. (Z)	14,500	801,705
Select Income REIT	32,258	870,321

2

Financial Opportunities Fund
As of 7-31-13 (Unaudited)

	Shares	Value

Financials (continued)

Spirit Realty Capital, Inc.	95,240	$869,541

Thrifts & Mortgage Finance 11.5%
Berkshire Hills Bancorp, Inc. (Z)	358,903	9,367,368
Cheviot Financial Corp.	114,092	1,283,535
First Defiance Financial Corp. (Z)	125,381	3,310,058
Georgetown Bancorp, Inc.	65,000	908,050
Heritage Financial Group, Inc. (Z)	123,914	2,371,714
Hingham Institution for Savings (Z)	80,000	5,749,600
Home Federal Bancorp, Inc.	125,986	1,766,324
HomeStreet, Inc. (Z)	134,465	2,917,891
Hudson City Bancorp, Inc. (Z)	267,248	2,554,891
MutualFirst Financial, Inc.	100,539	1,488,983
New York Community Bancorp, Inc. (Z)	365,166	5,539,568
Rockville Financial, Inc.	106,610	1,396,591
Simplicity Bancorp, Inc.	109,586	1,622,969
Southern Missouri Bancorp, Inc.	56,094	1,500,515
United Community Financial Corp. (I)(R)	634,588	2,819,216
WSFS Financial Corp. (Z)	73,787	4,392,540

Preferred Securities 12.9% (10.6% of Total Investments)		$54,757,896

(Cost $53,073,977)

Financials 12.9%		54,757,896

Capital Markets 0.9%
Hercules Technology Growth Capital, Inc., 7.000% (Z)	78,825	2,048,662
JMP Group, Inc., 8.000% (Z)	61,877	1,593,952

Commercial Banks 8.8%
Boston Private Financial Holdings, Inc., 6.950%	159,535	3,828,840
Fidelity Southern Corp., 5.000%	2,000	1,988,750
First Bancshare (5.000% to 2-1-14, then 9.000% thereafter) (I)(R)	210,000	2,625,000
First Citizens Bancshares, Inc., Series A (5.000% to 2-1-14, then
9.000% thereafter) (R)	15,038	3,150,461
First Financial Holdings, Inc., Series A (5.000% to 2-1-14, then
9.000% thereafter) (Z)	1,850	1,845,895
First Southern Bancorp, Inc. (5.000% to 2-1-14, then 9.000%
thereafter)	134	298,643
Fresno First Bank, Series C, 5.000%	11,660	1,177,660
Hometown Bankshares Corp.	1,050	1,050,000
Royal Bank of Scotland Group PLC, Series N, 6.350% (Z)	139,650	2,765,070
Royal Bank of Scotland Group PLC, Series T, 7.250% (Z)	51,123	1,153,335
Synovus Financial Corp., 7.875%	200,000	5,182,000
Taylor Capital Group, Inc., Series A, 8.000%	90,000	2,305,800
United Bancorp, Inc., Series A (5.000% to 2-1-14, then 9.000%
thereafter)	1,500	1,440,000
United Community Banks, Inc., Series B (5.000% to 2-1-14, then
9.000% thereafter)	4,081	3,952,326
United Community Banks, Inc., Series D (5.000% to 2-1-14, then
9.000% thereafter)	3,000	2,992,500
Zions Bancorporation, 6.300%	63,229	1,595,900

Real Estate Investment Trusts 1.9%
Cedar Realty Trust, Inc., 7.250% (Z)	15,427	387,218

3

Financial Opportunities Fund
As of 7-31-13 (Unaudited)

	Shares	Value

Financials (continued)

CommonWealth REIT, 6.500%	35,722	$815,176
FelCor Lodging Trust, Inc., Series A, 1.950%	86,950	2,111,146
Strategic Hotels & Resorts, Inc., 8.250% (Z)	112,600	2,691,140
Strategic Hotels & Resorts, Inc., Series C, 8.250% (Z)	86,500	2,076,000

Thrifts & Mortgage Finance 1.3%
Banc of California, Inc., 7.500%	143,088	3,661,622
WSFS Financial Corp., 6.250% (Z)	80,000	2,020,800

		Maturity
	Rate (%)	date	Par value	Value

Corporate Bonds 4.4% (3.6% of Total Investments)				$18,753,625

(Cost $18,104,508)

Financials 4.4%				18,753,625

Capital Markets 0.5%
E*TRADE Financial Corp. (Z)	6.000	11/15/17	$2,000,000	2,080,000

Commercial Banks 3.2%
Synovus Financial Corp.	5.125	06/15/17	1,000,000	1,015,000
Synovus Financial Corp. (Z)	7.875	02/15/19	3,000,000	3,435,000
United Community Banks, Inc.	9.000	10/15/17	3,500,000	3,745,000
Western Alliance Bancorp	10.000	09/01/15	1,500,000	1,616,250
Zions Bancorporation (5.800% to 9-15-23, then 3 month
LIBOR + 3.800%) (Q) (Z)	5.800	06/15/23	4,150,000	3,869,875

Diversified Financial Services 0.7%
Nationstar Mortgage LLC	6.500	07/01/21	3,000,000	2,992,500

Convertible Bonds 0.7% (0.6% of Total Investments)				$3,099,375

(Cost $3,000,000)

Financials 0.7%				3,099,375

BlackRock Kelso Capital Corp. (S)(Z)	5.500	02/15/18	3,000,000	3,099,375

	Shares	Value

Investment Companies 0.1% (0.1% of Total Investments)		$351,108

(Cost $493,098)

Financials 0.1%		351,108

FII BTG Pactual Corporate Office Fund	6,000	351,108

Warrants 1.5% (1.2% of Total Investments)		$6,468,836

(Cost $3,656,631)

Financials 1.5%		6,468,836

Commercial Banks 1.3%
Bank of Marin Bancorp (Expiration Date: 12-5-18, Strike Price: $27.23) (I)	58,183	936,105
Comerica, Inc. (Expiration Date: 11-14-18, Strike Price: $29.40) (I)	93,762	1,439,247
Horizon Bancorp (Expiration Date: 12-19-18, Strike Price: $17.68) (I)	178,684	2,882,893
TCF Financial Corp. (Expiration Date: 11-14-18, Strike Price: $16.93) (I)	71,471	210,839
Valley National Bancorp (Expiration Date: 11-14-18, Strike Price: $16.92) (I)	33,222	25,913

4

Financial Opportunities Fund
As of 7-31-13 (Unaudited)

	Shares	Value

Financials (continued)

Diversified Financial Services 0.2%
Citigroup, Inc. (Expiration Date: 1-4-19; Strike Price: $106.10) (I)	1,045,183	$815,243

Thrifts & Mortgage Finance 0.0%
Washington Federal, Inc. (Expiration Date: 11-14-18, Strike Price: $17.57) (I)	27,297	158,596

		Maturity	Par value
	Yield*	date		Value

Certificate of Deposit 0.0% (0.0% of Total Investments)				$75,716

(Cost $75,716)

Country Bank for Savings	1.000	08/28/14	$1,936	1,936
First Bank Richmond	2.226	12/05/13	19,076	19,076
First Bank System, Inc.	0.549	04/02/15	4,906	4,906
First Federal Savings Bank of Louisiana	0.100	01/06/14	3,029	3,029
Framingham Cooperative Bank	1.147	09/08/13	3,862	3,862
Home Bank	0.867	12/04/13	18,442	18,442
Hudson Savings	0.700	04/20/15	2,128	2,128
Machias Savings Bank	0.500	05/24/15	1,946	1,946
Midstate Federal Savings and Loan	0.500	05/27/14	1,979	1,979
Milford Bank	0.300	06/04/15	1,891	1,891
Milford Federal Savings and Loan Association	0.250	10/21/13	2,019	2,019
Mount McKinley Savings Bank	0.200	12/03/13	1,693	1,693
Mt. Washington Bank	1.000	10/31/13	1,839	1,839
Newburyport Five Cent Savings Bank	0.750	10/20/14	2,062	2,062
Newton Savings Bank	0.450	05/30/15	1,929	1,929
OBA Federal Savings and Loan	0.400	12/15/14	1,322	1,322
Plymouth Savings Bank	0.200	04/21/15	1,931	1,931
Salem Five Cents Savings Bank	0.250	12/17/13	1,721	1,721
Sunshine Federal Savings and Loan Association	0.500	05/10/15	2,005	2,005

	Par value	Value

Short-Term Investments 0.2% (0.2% of Total Investments)		$941,000

(Cost $941,000)

Repurchase Agreement 0.2%		941,000

Repurchase Agreement with State Street Corp. dated 7-31-13 at
0.010% to be repurchased at $941,000 on 8-1-13, collateralized by
$965,000 U.S. Treasury Note, 0.875% due 4-30-17 (valued at
$962,890, including interest)	941,000	941,000

Total investments (Cost $417,284,701)† 121.8%		$518,116,932

Other assets and liabilities, net (21.8%)		($92,750,909)

Total net assets 100.0%		$425,366,023

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

LIBOR London Interbank Offered Rate

(I) Non-income producing security.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(R) Direct placement securities are restricted to resale and the fund has limited rights to registration under the Securities Act of 1933.

5

Financial Opportunities Fund
As of 7-31-13 (Unaudited)

					Value as a
	Original		Beginning	Ending	percentage
Issuer, description	acquisition	Acquisition	share	share	of fund’s	Value as of
	date	cost	amount	amount	net assets	7-31-13

Avenue Bank	1/29/2007	$3,000,000	300,000	300,000	0.50%	$2,114,027

Avidbank Holdings	6/25/2013	$1,950,000	—	200,000	0.49%	$2,075,800

Eastern Virginia Bankshares, Inc.	6/13/2013	$744,321	—	163,587	0.21%	$881,566

First Bancshare	3/22/2013	$2,152,500	—	210,000	0.62%	$2,625,000

First Citizens Bancshares, Inc.,	12/17/2012	$2,105,320	—	15,038	0.74%	$3,150,461
Series A

First Security Group, Inc.	4/10/2013	$1,788,284	—	1,192,189	0.67%	$2,849,332

Hamilton State Bancshares	1/7/2013	$1,358,000	—	350,000	0.62%	$2,616,992

United Community Financial Corp.	6/14/2013	$1,745,117	—	634,588	0.66%	$2,819,216

Total						$19,132,394

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 7-31-13 was $206,044,487.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 7-31-13, the aggregate cost of investment securities for federal income tax purposes was $417,343,561. Net unrealized appreciation aggregated $100,773,371, of which $116,687,425 related to appreciated investment securities and $15,914,054 related to depreciated investment securities.

6

Financial Opportunities Fund
As of 7-31-13 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including closed-end funds, held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of July 31, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	07/31/13	Price	Inputs	Inputs
Common Stocks
Capital Markets	$13,231,885	$13,231,885	—	—
Commercial Banks	343,863,597	311,953,695	$8,936,255	$22,973,647
Diversified Financial Services	21,425,393	21,425,393	—	—
Insurance	3,259,596	—	3,259,596	—
Real Estate Investment Trusts	2,899,092	2,899,092	—	—
Thrifts & Mortgage Finance	48,989,813	46,170,597	2,819,216	—
Preferred Securities
Capital Markets	3,642,614	3,642,614	—	—
Commercial Banks	37,352,180	18,008,605	9,610,106	9,733,469
Real Estate Investment Trusts	8,080,680	8,080,680	—	—
Thrifts & Mortgage Finance	5,682,422	5,682,422	—	—
Corporate Bonds
Capital Markets	2,080,000	—	2,080,000	—
Commercial Banks	13,681,125	—	9,936,125	3,745,000
Diversified Financial Services	2,992,500	—	2,992,500	—
Convertible Bonds	3,099,375	—	3,099,375	—
Investment Companies	351,108	351,108	—	—

7

Financial Opportunities Fund
As of 7-31-13 (Unaudited)

Warrants	6,468,836	2,649,838	3,818,998	—
Certificate of Deposit	75,716	—	75,716	—
			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	07/31/13	Price	Inputs	Inputs
Short-Term Investments	941,000	—	941,000	—

Total Investments in Securities	$518,116,932	$434,095,929	$47,568,887	$36,452,116

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	COMMON	PREFERRED
INVESTMENTS IN SECURITIES	STOCKS	STOCKS	CORPORATE BONDS	TOTAL

Balance as of 10-31-12	$10,837,623	$1,830,184	$4,252,500	$16,920,307

Realized gain (loss)	—	—	69,143	$69,143

Change in unrealized appreciation (depreciation)	1,924,984	(99,041)	228,357	$2,054,300

Purchases	10,211,040	8,002,326	—	$18,213,366

Sales	—	—	(805,000)	($805,000)

Transfers into Level 3	—	—	—	—

Transfers out of Level 3	—	—	—	—

Balance as of 7-31-13	$22,973,647	$9,733,469	$3,745,000	$36,452,116

Change in unrealized at period end*	$1,924,984	($99,041)	$227,500	$2,053,443

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund's Level 3 securities are outlined in the table below:

	Fair Value	Valuation Technique	Unobservable Inputs	Input/ Range
	at 7-31-13

Common Stocks	$13,920,999	Market Approach	Book value multiple	6.94x - 8.92x
				(weighted average 8.33x)
			Discount for lack of marketability	10%

	$4,085,256	Market Approach	Offered quotes	$14.00

	$2,075,800	Market Approach	Offered quotes	$10.70
			Discount for lack of marketability	3%

	$2,891,592	Market Approach	Estimated liquidation value	$1,204.83

Preferred Securities	$9,733,469	Market Approach	Offered quotes	$960.00 - $2,228.68
				(weighted average $1,018.21)

Corporate Bonds	$3,745,000	Market Approach	Offered quotes	$107.00

Increases/decreases in offered quotes or book value multiples may result in increases/decreases in security

8

Financial Opportunities Fund
As of 7-31-13 (Unaudited)

valuation. Increases/decreases in discounts for lack of marketability may result in decreases/increases in security valuation.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Derivative Instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Options. There are two types of options, put options and call options. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

Options are traded either over-the-counter or on an exchange. When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended July 31, 2013, the fund wrote option contracts to generate income from option premiums. The following table summarizes the fund’s written options activities during the period ended July 31, 2013. As of July 31, 2013, the fund did not hold any written options.

	Number of Contracts	Premiums Received

Outstanding, beginning of period	5,500	$113,997

Options written	-	-

Options expired	-	-

Options closed	(5,500)	(113,997)

9

Financial Opportunities Fund

As of 7-31-13 (Unaudited)

Outstanding, end of period	-	-

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

10

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Computershare P.O. Box 43006 Providence, RI 02940-3006	
Phone	Customer service representatives Portfolio commentary 24-hour automated information	**800-852-0218** **800-344-7054** **800-843-0090**

This report is for the information of the shareholders of John Hancock Financial Opportunities Fund.

P9Q3 7/13
9/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Financial Opportunities Fund

By:	/s/ Hugh McHaffie
Hugh McHaffie
President

Date:	September 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
Hugh McHaffie
President

Date:	September 19, 2013

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	September 19, 2013